Revenue from Contracts with Customers - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Opening and closing balances of the Company's accounts receivables, net, contract assets and contract liabilities
Accounts receivables, net	$ 752	$ 375
Contract liabilities / Client incentives, net (non-current)	19	3
Contract liabilities / Deferred revenue (current)	19	$ 18
Revenue recognized	13
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Opening and closing balances of the Company's accounts receivables, net, contract assets and contract liabilities
Remaining performance obligations	$ 15
Period for satisfying performance obligations	24 months